Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Current income tax expense (recovery)	$ 1,712	$ (2,157)
Deferred income tax expense (recovery)	(1,033)	97
Income tax expense (recovery)	$ 679	$ (2,060)